Segment Reporting	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Segment Reporting

20 - SEGMENT REPORTING

The Company operates in two reportable segments based on product differentiation: mobile and enterprise software. Mobile applications involve providing SMS and other content applications and services for mobile devices. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications.

The Company considers all revenues and expenses to be of an operating nature and accordingly, allocates them to the segments. Costs specific to a segment are charged directly to the segment. Company operating expenses are allocated to either of the segments based on gross revenues. Significant assets of the Company include working capital, an investment and property and equipment. The accounting policies of the reportable segments are the same as those described in the summary of the significant accounting policies.

The following table sets forth external revenues, cost of revenues (including depreciation expense), operating expenses (including depreciation expense) and other amounts attributable to these product lines:

Year ended March 31, 2018	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	108,485	394,757	503,242
Cost of revenue	2,886	12,888	15,774
Gross margin	105,599	381,869	487,468

Allocation of operating expenses	128,183	463,536	591,719
Allocation of interest income	(3,377)	(12,214)	(15,591)
Gain on investment	(9,912)	(35,846)	(45,758)
Income tax recovery	-	-	-
	114,893	415,477	530,370

Net loss	(9,294)	(33,608)	(42,902)

Year ended March 31, 2017	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	188,654	482,247	670,901
Cost of revenue	3,939	14,661	18,600
Gross margin	184,715	467,586	652,301

Allocation of operating expenses	213,391	541,177	753,568
Allocation of gain on sales of assets	(165)	(417)	(582)
Allocation of dividend income	(2,551)	(4,576)	(9,008)
Allocation of interest income, net	(6,295)	(15,934)	(22,229)
	204,381	517,368	721,749

Net loss	(19,666)	(49,782)	(69,448)

Year ended March 31, 2016	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	140,889	478,402	619,291
Cost of revenue	6,241	60,896	67,137
Gross margin	134,648	417,506	552,154

Allocation of operating expenses	224,532	696,209	920,741
Allocation of interest income, net	(13,959)	(43,096)	(57,055)
Income taxes	-	148	148
	210,573	653,261	863,834

Net loss	(75,925)	(235,755)	(311,680)

The following table sets forth total assets used by each segment:

TOTAL ASSETS	March 31, 2018	March 31, 2017
	$	$
Mobile	180,698	263,975
Software	657,527	674,787
Total assets	838,225	938,762

The following tables set forth external revenues and long-lived assets attributable to geographic areas. External revenues are based on the location of the customer:

	March 31, 2018	March 31, 2017
	$	$
Long-lived assets
Canada	22,616	21,099
Brazil	1,718	2,659
Total long-lived assets	24,334	23,758

Total Revenue	Year ended March 31, 2018	Year ended March 31, 2017	Year ended March 31, 2016
	$	$

United States	34,076	47,057	48,850
Europe	-	5,885	15,605
Brazil	218,436	245,475	372,983
Canada	141,511	181,415	49,783
Singapore	108,485	188,596	136,612
Other	735	2,473	1,458
Total revenue	503,242	670,901	619,291

Management evaluates each segment’s performance based upon revenues and gross margins achieved.